Equity Transactions	12 Months Ended
Dec. 31, 2012
Equity Transactions [Abstract]
Equity Transactions

4. Equity Transactions

(a) During 2002, the Company issued 2,020,000 shares of common stock in exchange for consulting services. These services were valued based on the fair market value of the stock exchanged which resulted in consulting costs charged to operations of $5,504,000.

During 2002, the Company issued 510,000 shares of common stock to employees in exchange for services rendered. These services were valued based on the fair market value of the stock exchanged which resulted in compensation costs charged to operations of $932,000.

In 2003, the Company issued 764,000 shares to consultants in exchange for services rendered, consisting of 29,000 shares issued in January valued at $11,600, 35,000 shares issued in March valued at $11,200, and 700,000 shares issued in October valued at $217,000. The value for these shares was based on the market value of the shares issued. As all of these amounts represented payments for services to be provided in the future and the shares were fully vested and non-forfeitable, a prepaid consulting expense was recorded in 2003 which was fully amortized as of December 31, 2004.

In November and December 2003, the Company committed to issue 341,606 shares of common stock to consultants in exchange for services rendered. The total value for these shares was $281,500 which was based on the market value of the shares issued. The shares were issued in January 2004. As these amounts represented payments for services to be provided in the future and the shares were fully vested and non-forfeitable, a prepaid consulting expense was recorded in 2003 which was fully amortized as of December 31, 2004.

In January 2004, the Company issued 10,000 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $11,500. In March 2004, the Company committed to issue 36,764 shares to consultants in exchange for services. These shares were recorded as a prepaid consulting expense and were fully amortized at December 31, 2004. Consulting costs charged to operations were $62,500. These 36,764 shares, along with 75,000 shares committed in 2003 were issued in August 2004. The 75,000 shares committed to be in 2003 were the result of a cashless exercise of 200,000 warrants in 2003, which were not issued as of December 31, 2003. In August 2004, the Company also issued 15,000 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $25,200. In September 2004, the Company issued 16,666 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $11,666. In October 2004, the Company issued 16,666 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $13,666. In November 2004, the Company issued 16,666 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $11,000. In December 2004, the Company issued 7,500 shares to a consultant in exchange for services rendered. Consulting costs charged to operations were $3,525.

In January 2005, the Company issued 7,500 shares to consultants in exchange for services rendered. Consulting costs charged to operations were $4,950. In February 2005, the Company issued 7,500 shares to consultants in exchange for services. Consulting costs charged to operations were $7,574. In April 2005, the Company issued 190,733 shares to consultants in exchange for services. Consulting costs charged to operations were $127,791. In May 2005, the Company issued 21,000 shares to consultants in exchange for services. Consulting costs charged to operations were $11,970.

In December 2005, the Company committed to issue 689,246 shares to consultants in exchange for services rendered. 655,663 of these shares of were issued in February 2006 and 33,583 shares were issued in May 2006. The total value for these shares was $650,643 which was based on the market value of the shares issued and was recorded as an accrued liability at December 31, 2005. In February 2006, the Company issued 30,000 shares to consultants in exchange for services. Consulting costs charged to operations were $26,100.

In May 2007, the Company issued 50,000 shares to consultants in exchange for services. Consulting costs charged to operations were $84,000. In August 2007, the Company issued 50,000 shares to consultants in exchange for services. Consulting costs charged to operations were $104,950. In November 2007, the Company issued 50,000 shares to consultants in exchange for services. Consulting costs charged to operations were $110,000. As of December 31, 2007, the Company is also committed to issue 16,667 shares to consultants in exchange for services. At December 31, 2007, these shares have a value of $28,667 and have been included in accrued consulting expense.

During the three months ended March 31, 2008, the Company issued 100,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $122,500. During the three months ended June 30, 2008, the Company issued 12,500 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $13,000. During the three months ended September 30, 2008, the Company issued 62,500 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $70,250. During the three months ended December 31, 2008, the Company issued 175,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $184,250.

During the three months ended March 31, 2009, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $70,250. During the three months ended June 30, 2009, the Company issued 275,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $317,500. During the three months ended September 30, 2009, the Company issued 145,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $145,750. During the three months ended December 31, 2009, the Company issued 175,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $161,500.

During the three months ended March 31, 2010, the Company issued 193,750 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $190,688. During the three months ended June 30, 2010, the Company issued 232,500 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $317,425. During the three months ended September 30, 2010, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $76,750. During the three months ended December 31, 2010, the Company issued 275,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $271,750.

During the three months ended March 31, 2011, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $67,000. During the three months ended June 30, 2011, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $80,250. During the three months ended September 30, 2011, the Company issued 125,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $121,250. During the three months ended December 31, 2011, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $64,250.

During the three months ended March 31, 2012, the Company issued 175,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $160,000. During the three months ended June 30, 2012, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $64,500. During the three months ended September 30, 2012, the Company issued 225,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $184,750. During the three months ended December 31, 2012, the Company issued 75,000 shares of common stock to consultants in exchange for services. Consulting costs charged to operations were $47,250. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value of stock at grant date, determined using the Black-Scholes option-pricing model.

(b) In February 2002, the Company sold 50,000 shares of common stock to a related party in exchange for proceeds of $25,000.

(c) In October 2002, the Company purchased 400,000 outstanding shares of stock from one shareholder for $48,000. These shares were then retired.

(d) On December 5, 2002, the Company purchased the assets of Pure-ific L.L.C, a Utah limited liability company, and created a wholly-owned subsidiary called Pure-ific Corporation, to operate the Pure-ific business which consists of product formulations for Pure-ific personal sanitizing sprays, along with the Pure-ific trademarks. The assets of Pure-ific were acquired through the issuance of 25,000 shares of the Company’s stock with a fair market value of $0.50 and the issuance of various warrants. These warrants included warrants to purchase 10,000 shares of the Company’s stock at an exercise price of $0.50 issuable on the first, second and third anniversary dates of the acquisition. Accordingly, the fair market value of these warrants of $14,500, determined using the Black-Scholes option pricing model, was recorded as additional purchase price for the acquisition of the Pure-ific assets. In 2004, 20,000 warrants were issued for the first and second anniversary dates. 10,000 of these warrants were exercised in 2004. In 2005, 10,000 warrants were issued for the third anniversary date. In January 2006, 10,000 warrants were exercised in a cashless exercise resulting in 4,505 shares issued. In 2007, the remaining 10,000 warrants were forfeited. In addition, warrants to purchase 80,000 shares of stock at an exercise price of $0.50 will be issued upon the achievement of certain sales targets of the Pure-ific product. At December 31, 2012 and 2011, none of these targets have been met and accordingly, no costs have been recorded.

(e) In January 2003, the Company issued 25,000 warrants to a consultant for services rendered. In February 2003, the Company issued 360,000 warrants to a consultant, 180,000 of which were fully-vested and non-forfeitable at the issuance and 180,000 of which were cancelled in August 2003 due to the termination of the consulting contract. In September 2003, the Company issued 200,000 warrants to two consultants in exchange for services rendered. In November 2003, the Company issued 100,000 warrants to one consultant in exchange for services rendered. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value, determined using the Black-Scholes option-pricing model. Fair market value for the warrants issued in 2003 ranged from $0.20 to $0.24 and totaled $145,479. As these amounts represented payments for services to be provided in the future and the warrants were fully vested and non-forfeitable, a prepaid consulting expense was recorded in 2003 which was fully amortized as of December 31, 2004.

In May 2004, the Company issued 20,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $18,800. In August 2004, the Company issued 350,000 warrants to consultants in exchange for services valued at $329,000. In December 2004, the Company issued 10,000 warrants to consultants in exchange for services valued at $3,680. Fair market value for the warrants issued in 2004 ranged from $0.37 to $1.22.

In January 2005, the Company issued 16,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $6,944. In February 2005, the Company issued 13,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $13,130. In March 2005, the Company issued 100,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $68,910. In April 2005, the Company issued 410,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $195,900. In May 2005, the Company issued 25,000 warrants to consultants in exchange for services rendered. Consulting costs charged to operations were $9,250. In December 2005, the Company issued 33,583 warrants to consultants in exchange for services. Consulting costs charged to operations were $24,571. The fair market value for the warrants issued in 2005 ranged from $0.37 to $1.01.

In May 2006, 350,000 warrants were exercised for $334,000 resulting in 350,000 shares issued. During April, May and June, the Company issued 60,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $58,400. In August and September 2006, 732,534 warrants were exercised for $693,357 resulting in 732,534 shares issued. During the three months ended September 30, 2006, the Company issued 335,000 warrants to consultants in exchange for services. At December 31, 2006, $155,814 of these costs have been charged to operations with the remaining $84,019 recorded as prepaid consulting expense as it represents payments for future services and the warrants are fully vested and non-forfeitable. As of December 31, 2007, the prepaid expense has been fully recognized. In November 2006, 100,000 warrants were forfeited. During the three months ended December 31, 2006, the Company issued 85,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $71,790. The fair market value for the warrants issued in 2006 ranged from $0.67 to $1.11.

During the three months ended March 31, 2007, the Company issued 85,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $75,933. During the three months ended June 30, 2007, the Company issued 85,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $98,185. In April and May 2007, 260,000 warrants were exercised for $196,900 resulting in 260,000 shares being issued. In May 2007, 10,000 warrants were forfeited. During the three months ended September 30, 2007, the Company issued 135,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $250,342. During the three months ended September 30, 2007, 2,305,756 warrants were exercised for $2,219,657 resulting in 2,305,756 shares being issued. 350,000 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.90. Additional consulting costs of $35,000 were charged to operations as a result of the reduction of the exercise price of the 350,000 warrants. During the three months ended December 31, 2007, 1,502,537 warrants were exercised for $1,327,072 resulting in 1,051,656 shares being issued and 330,881 shares committed to be issued as of December 31, 2007 and then issued January 2, 2008. 65,874 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.80. Additional consulting costs of $13,175 were charged to operations as a result of the reduction of the exercise price of the 65,874 warrants. In December 2007, 10,000 warrants were forfeited. The fair market value for the warrants issued in 2007 ranged from $0.80 to $2.19.

During the three months ended March 31, 2008, the Company issued 60,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $40,657. During the three months ended March 31, 2008, 197,013 warrants were exercised for $184,402 resulting in 197,013 shares being issued. 24,050 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.80. Additional consulting costs of $4,810 were charged to operations as a result of the reduction of the exercise price of the 24,050 warrants. During the three months ended March 31, 2008, 143,999 warrants were forfeited. Additionally, 330,881 shares committed to be issued as of December 31, 2007 were issued January 2, 2008. During the three months ended June 30, 2008, the Company issued 12,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $5,254. During the three months ended June 30, 2008, 1,075,104 warrants were exercised for $980,064 resulting in 1,075,104 shares being issued. 576,012 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.90. Additional consulting costs of $57,602 were charged to operations as a result of the reduction of the exercise price of the 576,012 warrants. 15,050 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.80. Additional consulting costs of $3,010 were charged to operations as a result of the reduction of the exercise price of the 15,050 warrants. During the three months ended September 30, 2008, the Company issued 21,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $22,023. During the three months ended September 30, 2008, 1,156,555 warrants were exercised for $1,081,704 resulting in 1,156,555 shares being issued. During the three months ended December 31, 2008, the Company issued 708,055 warrants to consultants in exchange for services. Consulting costs charged to operations were $384,464. During the three months ended December 31, 2008, 203,500 warrants were exercised for $172,000 resulting in 203,500 shares being issued. The fair market value for the warrants issued in 2008 ranged from $0.58 to $1.03.

During the three months ended March 31, 2009, the Company issued 243,612 warrants to consultants in exchange for services. Consulting costs charged to operations were $131,476. During the three months ended March 31, 2009, 292,112 warrants were exercised for $219,084 resulting in 292,112 shares being issued. 292,112 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. Additional consulting costs of $17,961 were charged to operations as a result of the reduction of the exercise price of the 292,112 warrants. During the three months ended June 30, 2009, the Company issued 101,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $49,684. During the three months ended June 30, 2009, 1,830,164 warrants were exercised for $1,380,124 resulting in 1,830,164 shares being issued. 1,800,164 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. Additional consulting costs of $118,833 were charged to operations as a result of the reduction of the exercise price of the 1,800,164 warrants. Also, the Company paid $94,508 and issued 126,012 shares of common stock as a cost of capital at a fair market value of $151,214 to Chicago Investment Group of Illinois, L.L.C. as a placement agent for the transaction of exercising 1,800,164 warrants. The cash costs have been off-set against the proceeds received and the shares of common stock are classified as stock for services and the fair market value of the common stock as a cost of capital. During the three months ended June 30, 2009, 1,283,508 warrants were forfeited. During the three months ended September 30, 2009, the Company issued 167,833 warrants to consultants in exchange for services. Consulting costs charged to operations were $110,941. During the three months ended September 30, 2009, 545,625 warrants were exercised for $409,219 resulting in 545,625 shares being issued. 400,000 of the warrants exercised had an exercise price of $0.98 that was reduced to $0.75. 145,625 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. Additional consulting costs of $45,888 were charged to operations as a result of the reduction of the exercise price of the 545,625 warrants. During the three months ended September 30, 2009, 150,000 warrants were forfeited. During the three months ended December 31, 2009, the Company issued 987,667 warrants to consultants in exchange for services. Consulting costs charged to operations were $562,780. During the three months ended December 31, 2009, 338,000 warrants were exercised for $253,500 resulting in 338,000 shares being issued. 101,333 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.75. 236,667 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.75. Additional consulting costs of $26,647 were charged to operations as a result of the reduction of the exercise price of the 338,000 warrants. During the three months ended December 31, 2009, 610,000 warrants were forfeited. The fair market value for the warrants issued in 2009 ranged from $0.48 to $0.63.

During the three months ended March 31, 2010, the Company issued 859,833 warrants to consultants in exchange for services. Consulting costs charged to operations were $506,556. During the three months ended March 31, 2010, 1,603,360 warrants were exercised for $1,493,418 resulting in 1,584,760 common shares being issued. 18,600 of the 1,603,360 common shares issued were committed to be issued but not outstanding at March 31, 2010 and were issued in April 2010. 200,000 of the warrants exercised had an exercise price of $1.00 that was reduced to $0.75. 46,667 of the warrants exercised had an exercise price of $0.935 that was reduced to $0.8925. Additional consulting costs of $22,397 were charged to operations as a result of the reduction of the exercise price of the 246,667 warrants. 350,000 warrants were exercised on a cashless basis resulting in 86,241 shares being issued. During the three months ended March 31, 2010, 563,333 warrants were forfeited. During the three months ended June 30, 2010, the Company issued 697,333 warrants to consultants in exchange for services. Consulting costs charged to operations were $471,038. During the three months ended June 30, 2010, 123,334 warrants were exercised for $117,917 resulting in 123,334 common shares being issued. 350,000 warrants were exercised on a cashless basis resulting in 73,914 shares being issued. During the three months ended June 30, 2010, 25,000 warrants were forfeited. During the three months ended September 30, 2010, the Company issued 91,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $50,397. During the three months ended September 30, 2010, 200,000 warrants were exercised on a cashless basis resulting in 10,080 shares being issued. During the three months ended September 30, 2010, 345,000 warrants were forfeited. During the three months ended December 31, 2010, the Company issued 151,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $91,205. During the three months ended December 31, 2010, 1,076,665 warrants were exercised on a cashless basis resulting in 188,421 shares being issued. During the three months ended December 31, 2010, 9,381,066 warrants were forfeited. During the three months ended December 31, 2010, 2,488,114 warrants were exercised for $2,320,839 resulting in 2,488,114 common shares issued, of which 439,443 common shares were issued in 2010. $1,915,509 of the $2,320,839 was received in January 2011. 2,048,671 of the 2,488,114 common shares issued were committed to be issued but not outstanding at December 31, 2010 and were issued in January 2011. The fair market value for the warrants issued in 2010 ranged from $0.43 to $1.01.

During the three months ended March 31, 2011, the Company issued 641,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $389,172. During the three months ended March 31, 2011, 193,333 warrants were forfeited. During the three months ended June 30, 2011, 2,000 warrants were exercised for $1,800 resulting in 2,000 shares of common stock being issued. During the three months ended September 30, 2011, the Company issued 293,500 warrants to consultants in exchange for services. Consulting costs charged to operations were $151,144. During the three months ended September 30, 2011, 66,500 warrants were forfeited. During the three months ended December 31, 2011, the Company issued 752,000 warrants to consultants in exchange for services. Consulting costs charged to operations were $404,800. During the three months ended December 31, 2011, 708,055 warrants were forfeited. The fair market value for the warrants issued in 2011 ranged from $0.26 to $0.78.

During the three months ended March 31, 2012, the Company issued 1,003,000 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $475,668. During the three months ended March 31, 2012, 1,500 warrants expired. During the three months ended June 30, 2012, the Company issued 454,500 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $183,908. During the three months ended June 30, 2012, 4,368,644 warrants expired. During the three months ended September 30, 2012, the Company issued 1,732,135 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $721,753. During the three months ended September 30, 2012, 122,833 warrants expired. During the three months ended December 31, 2012, the Company issued 452,500 fully vested warrants to consultants in exchange for services. Consulting costs charged to operations were $130,697. During the three months ended December 31, 2012, 987,667 warrants expired. As the fair market value of these services was not readily determinable, these services were valued based on the fair market value, determined using the Black-Scholes option-pricing model. The fair market value for the warrants issued in 2012 ranged from $0.24 to $0.47.

There are no provisions or obligations that would require the Company to cash settle any of its outstanding warrants. The equity classification of certain of the Company’s warrants is appropriate considering that these warrants provide the counterparties the right to purchase a fixed number of shares at a fixed price and the terms are not subject to any potential adjustments. Certain warrants have been classified as liabilities since they contain certain anti-dilution provisions pursuant to which future issuances or deemed issuances of warrants, in certain circumstances as defined in the agreement, without consideration or for consideration per share less than the applicable exercise price in effect immediately prior to such issue, will result in the exercise price of the warrants being reduced to the consideration per share received by the Company for such deemed issue. Warrants classified as liabilities in 2011 and 2010 are further discussed in footnotes 4(f), 4(i) and 10.

(f) In December 2003, the Company commenced an offering for sale of restricted common stock. As of December 31, 2003, the Company had sold 874,871 shares at an average gross price of $1.18 per share. As of December 31, 2003, the Company had received net proceeds of $292,472 and recorded a stock subscription receivable of $87,875 for stock subscriptions prior to December 31, 2003 for which payment was received subsequent to December 31, 2003. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. The restricted shares cannot be traded for 12 months. After the first 12 months, sales of the shares are subject to restrictions under rule 144 for an additional year. The Company used a placement agent to assist with the offering. Costs related to the placement agent of $651,771 have been off-set against the gross proceeds of $1,032,118 and therefore are reflected as a direct reduction of equity at December 31, 2003. At December 31, 2003, 195,051 shares had not yet been issued. These shares were issued in the first quarter of 2004.

In 2004, the Company sold 2,274,672 shares of restricted common stock under this offering of which 1,672,439 shares were issued in the first quarter 2004 and 602,233 were issued in the second quarter 2004. Shares were sold during 2004 at an average gross price of $1.05 per share with net proceeds of $793,137. Costs related to the placement agent for proceeds received in 2004 of $1,588,627 have been off-set against gross proceeds of $2,381,764. On June 25, 2004, the Company entered into an agreement to sell 1,333,333 shares of common stock at a purchase price of $.75 per share for an aggregate purchase price of $1,000,000. Payments were received in four installments, the last of which was on August 9, 2004. Stock issuance costs included 66,665 shares of stock valued at $86,666 and cash costs of $69,000. The cash costs have been off-set against the proceeds received. In conjunction with the sale of the common stock, the Company issued 1,333,333 warrants with an exercise price of $1.00 and a termination date of three years from the installment payment dates. In addition, the Company has given the investors an option to purchase 1,333,333 shares of additional stock including the attachment of warrants under the same terms as the original agreement. This option expired February 8, 2005. On November 16, 2004, the Company completed a private placement transaction with fourteen (14) accredited investors, pursuant to which the Company sold 530,166 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $397,625. In connection with the sale of the common stock, the Company also issued warrants to the investors to purchase up to 795,249 shares of our common stock at an exercise price of $1.00 per share. The Company paid $39,764 and issued 198,812 warrants to Venture Catalyst, LLC as placement agent for this transaction. The cash costs have been off-set against the proceeds received.

During the three months ended March 31, 2005, the Company completed a private placement transaction with eight (8) accredited investors, which were registered effective June 20, 2005, pursuant to which the Company sold 214,666 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $161,000. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 322,000 shares of common stock at an exercise price of $1.00 per share. The Company paid $16,100 and issued 80,500 warrants to Venture Catalyst, LLC as placement agent for this transaction. The cash costs have been off-set against the proceeds received. During the three months ended June 30, 2005, the Company completed a private placement transaction with four (4) accredited investors, which were registered effective June 20, 2005, pursuant to which the Company sold 230,333 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $172,750. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 325,500 shares of common stock at an exercise price of $1.00 per share. The Company paid $16,275 and issued 81,375 warrants to Venture Catalyst, LLC as placement agent for this transaction. The cash costs have been off-set against the proceeds received. During the three months ended September 30, 2005, the Company completed a private placement transaction with twelve (12) accredited investors pursuant to which the Company sold 899,338 shares of common stock at a purchase price of $0.75 per share of which 109,333 are committed to be issued at December 31, 2005, for an aggregate purchase price of $674,500. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 1,124,167 shares of common stock at an exercise price of $0.935 per share. The Company paid $87,685 and committed to issue 79,000 shares of common stock at a fair market value of $70,083 to Network 1 Financial Securities, Inc. as placement agent for this transaction which is accrued at December 31, 2005. The cash and common stock costs have been off-set against the proceeds received. During the three months ended December 31, 2005, the Company completed a private placement transaction with sixty-two (62) accredited investors pursuant to which the Company sold 10,065,605 shares of common stock at a purchase price of $0.75 per share of which 5,126,019 are committed to be issued at December 31, 2005, for an aggregate purchase price of $7,549,202. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 12,582,009 shares of common stock at an exercise price of $0.935 per share. The Company paid $959,540, issued 46,667 shares of common stock at a fair market value of $46,467, issued 30,550 warrants, and committed to issue 950,461 shares of common stock at a fair market value of $894,593 to a syndicate led by Network 1 Financial Securities, Inc. as placement agent for this transaction which is accrued at December 31, 2005. The cash and common stock costs have been off-set against the proceeds received.

In January 2006, the Company issued 5,235,352 shares committed to be issued at December 31, 2005 for shares sold in 2005. In February 2006, the Company issued 1,029,460 shares committed to be issued at December 31, 2005 for stock issuance costs related to shares sold in 2005. The total value for these shares was $964,676 which was based on the market value of the shares issued and was recorded as an accrued liability at December 31, 2005. During the three months ended March 31, 2006, the Company completed a private placement transaction with five (5) accredited investors pursuant to which the Company sold 466,833 shares of common stock at a purchase price of $0.75 per share for an aggregate purchase price of $350,125. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 466,833 shares of common stock at an exercise price of $0.935 per share. The Company paid $35,013 and issued 46,683 shares of common stock at a fair market value of $41,815 to Chicago Investment Group, L.L.C. as placement agent for this transaction. The cash costs have been off-set against the proceeds received. In May 2006, the Company completed a private placement transaction with two (2) accredited investors pursuant to which the Company sold a total of 153,647 shares of common stock at an average purchase price of $1.37 per share, for an aggregate purchase price of $210,000. In connection with the sale of common stock, the Company also issued warrants to the 2 investors to purchase up to 76,824 shares of common stock at an average exercise price of $2.13 per share. In September 2006, the Company completed a private placement transaction with seven (7) accredited investors pursuant to which the Company sold a total of 708,200 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $708,200. The Company paid $92,067 and issued 70,820 shares of common stock at a fair market value of $84,984 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received. In October 2006 the Company completed a private placement transaction with 15 accredited investors pursuant to which the Company sold a total of 915,000 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $915,000. The Company paid $118,950 and issued 91,500 shares of common stock at a fair market value of $118,500 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received. During the three months ended December 31, 2006, the Company completed a private placement transaction with 10 accredited investors pursuant to which the Company sold 1,400,000 shares of common stock at a purchase price of $1.00 per share of which 150,000 are committed to be issued at December 31, 2006, for an aggregate purchase price of $1,400,000. The Company paid $137,500, issued 125,000 shares of common stock at a fair market value of $148,750, and committed to pay $16,500 and to issue 15,000 shares of common stock at a fair market value of $17,550 to Chicago Investment Group of Illinois, L.L.C. as a placement agent for this transaction which is accrued at December 31, 2006. The cash and accrued stock costs have been off-set against the proceeds received.

In January 2007, the Company issued 150,000 shares committed to be issued at December 31, 2006 for shares sold in 2006. In January 2007, the Company also issued 15,000 shares committed to be issued at December 31, 2006 for common stock costs related to shares sold in 2006. The total value for these shares was $17,550 which was based on the market value of the shares issued and was recorded as an accrued liability at December 31, 2006. In January and February 2007, the Company completed a private placement transaction with six accredited investors pursuant to which the Company sold a total of 265,000 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $265,000. The Company paid $29,150 and issued 26,500 shares of common stock at a fair market value of $32,130 to Chicago Investment Group of Illinois, L.L.C. as a placement agent for this transaction. The cash costs have been off-set against the proceeds received. Also in January and February 2007, the Company completed a private placement transaction with 13 accredited investors pursuant to which the Company sold a total of 1,745,743 shares of common stock at a purchase price of $1.05 per share, for an aggregate purchase price of $1,833,031. The Company paid $238,293 and issued 174,574 shares of common stock at a fair market value of $200,760 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received.

In May and June 2009 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,750,000 shares of common stock at a purchase price of $0.90 per share, for an aggregate purchase price of $1,575,000. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 875,000 shares of common stock at an exercise price of $1.00 per share. The Company paid $227,250 and issued 175,000 shares of common stock at a fair market value of $197,750 to Maxim Group, LLC as a placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended June 30, 2009, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 2,868,994 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $2,151,749. 186,667 of the 2,868,994 common shares sold were committed to be issued but not outstanding at June 30, 2009 and which were issued in July 2009. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 1,434,510 shares of common stock at an exercise price of $1.50 per share. The Company paid $255,323, has accrued $24,404 to be paid as of June 30, 2009, which was paid in July 2009, and was committed to issue 286,900 shares of common stock at June 30, 2009 at a fair market value of $295,507 to Network 1 Financial Securities, Inc. as placement agent for this transaction, which were issued in August 2009. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. In July 2009 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,040,570 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $780,427. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 520,120 shares of common stock at an exercise price of $1.50 per share. The Company paid $101,485 and issued 100,016 shares of common stock in August 2009 at a fair market value of $95,015 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. In July and September 2009 the Company completed a private placement transaction with a total of two accredited investors pursuant to which the Company sold a total of 309,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $231,750. The proceeds received are for general corporate purposes. In September 2009 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,696,733 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $1,272,550. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 848,366 shares of common stock at an exercise price of $1.00 per share. The Company paid $180,432 and was committed to issue 169,673 shares of common stock at a fair market value of $169,673 to Maxim Group, LLC as a placement agent for this transaction which were issued in November 2009. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended December 31, 2009, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,486,367 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $1,114,775. 266,600 of the 1,486,367 common shares sold are committed to be issued but not outstanding at December 31, 2009 and which were issued in January 2010. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 743,185 shares of common stock at an exercise price of $0.95 per share. The Company paid $118,926, has accrued $25,994 to be paid as of December 31, 2009, which was paid in January 2010, and is committed to issue 148,637 shares of common stock at December 31, 2009 at a fair market value of $132,287 to Network 1 Financial Securities, Inc. as placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. In December 2009 the Company completed a private placement transaction with an accredited investor pursuant to which the Company sold a total of 500,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $375,000. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 250,000 shares of common stock at an exercise price of $1.00 per share. The Company paid $48,750 and is committed to issue 50,000 shares of common stock at a fair market value of $45,000 to Maxim Group, LLC as a placement agent for this transaction at December 31, 2009, which were issued in January 2010. The cash costs have been off-set against the proceeds received, which are for general corporate purposes.

The Company issued 50,000 shares of common stock, which were committed to be issued at December 31, 2009 to Maxim Group, LLC in January 2010. The Company issued 148,637 shares of common stock, which were committed to be issued at December 31, 2009 to Network 1 Financial Securities, Inc. in March 2010. During the three months ended March 31, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 250,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $187,500. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. During the three months ended March 31, 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,564,683 shares of common stock at a purchase price of $0.75 to $0.80 per share, for an aggregate purchase price of $1,178,824. 1,106,250 of the 1,564,683 common shares sold were committed to be issued but not outstanding at March 31, 2010 and which were issued in April 2010. In connection with the sale of common stock, the Company also issued warrants to the investors to purchase up to 739,217 shares of common stock at an exercise price of $1.00 per share. 266,600 shares of common stock that were committed to be issued at December 31, 2009 were issued in January 2010. During the three months ended March 31, 2010, the Company paid $44,697, and has accrued $108,550 to be paid as of March 31, 2010, which was paid in April 2010 to Network 1 Financial Securities, Inc. as a placement agent for this transaction. The Company issued 45,843 shares of common stock at a fair market value of $60,971, and was committed to issue 110,625 shares of common stock at a fair market value of $164,831 to Network 1 Financial Securities, Inc. as a placement agent for this transaction and which were issued in May 2010. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended March 31, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 1,360,322 shares of common stock at a purchase price of $0.935 per share, for an aggregate purchase price of $1,271,901. 213,904 of the 1,360,322 common shares sold were committed to be issued but not outstanding at March 31, 2010 which were issued in April 2010. The Company paid $127,190, and was committed to issue 136,032 shares of common stock at a fair market value of $191,805 to Brewer Financial Services, LLC as a placement agent for this transaction which were issued in April 2010. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended March 31, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 92,000 shares of common stock at a purchase price of $0.75 to $1.00 per share, for an aggregate purchase price of $75,250. The proceeds received are for general corporate purposes. During the three months ended June 30, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 150,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $112,500. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. During the three months ended June 30, 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 3,531,250 shares of common stock at a purchase price of $0.75 to $0.80 per share, for an aggregate purchase price of $2,815,000. In connection with the sale of common stock, the Company also issued warrants to an investor to purchase up to 100,000 shares of common stock at an exercise price of $1.00 per share. During the three months ended June 30, 2010, the Company paid $365,949 and issued 353,125 shares of common stock at a fair market value of $462,594 to Network 1 Financial Securities, Inc. as a placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended June 30, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 200,000 shares of common stock at a purchase price of $1.00 per share, for an aggregate purchase price of $200,000. The proceeds received are for general corporate purposes. During the three months ended September 30, 2010 the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 139,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $104,250. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. During the three months ended September 30, 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 556,150 shares of common stock at a purchase price of $0.935 per share, for an aggregate purchase price of $520,000. The Company paid $67,600 and issued 55,614 shares of common stock at a fair market value of $52,278 to Network 1 Financial Securities, Inc. as a placement agent for this transaction. The cash costs have been off-set against the proceeds received, which are for general corporate purposes. During the three months ended December 31, 2010 the Company completed a private placement transaction with an accredited investor pursuant to which the Company sold a total of 20,000 shares of common stock at a purchase price of $0.75 per share, for an aggregate purchase price of $15,000. The proceeds received are for general corporate purposes. The transaction is a Regulation S offering to foreign investors as defined by Regulation S of the Securities Act. In December 2010, we completed a registered direct offering with Lincoln Park Capital Fund, LLC, pursuant to which Lincoln Park purchased 1,000,000 shares of our common stock for an aggregate purchase price of $1,000,000. In connection with the sale of common stock, the Company also issued warrants to the investor to purchase up to 500,000 shares of common stock at an exercise price of $1.50 per share. The Company issued 300,000 common shares to Lincoln Park at a fair market value of $273,000 as commitment shares in consideration for Lincoln Park to enter into the purchase agreement. In addition to the foregoing investment, under the purchase agreement, we may, in our sole discretion, direct Lincoln Park to purchase up to an additional $30,000,000 of our common stock over the 30-month term of the purchase agreement at no less than $0.75 per share.

In January 2011, the Company directed Lincoln Park Capital Fund, LLC to purchase 50,000 shares of our common stock for an aggregate purchase price of $44,665. The Company issued 2,233 common shares to Lincoln Park at a fair market value of $1,995 as commitment shares in consideration for Lincoln Park to enter into the purchase agreement. In addition to the foregoing investment, under the purchase agreement, the Company may, in our sole discretion, direct Lincoln Park to purchase up to an additional $29,950,000 of our common stock over the 30-month term of the purchase agreement at no less than $0.75 per share. However, under a securities purchase agreement that the Company entered into on January 13, 2011, described below, the Company agreed not to draw down on the Lincoln Park purchase agreement until on or after November 16, 2011.

On January 13, 2011, the Company and certain investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell in a registered direct public offering an aggregate of 5,454,550 shares of its common stock and warrants to purchase a total of 7,527,279 shares of its common stock to such investors for aggregate gross proceeds of $5,100,004. The warrants consist of the following: Series A Warrants to purchase up to 40% of the shares of common stock, or 2,181,821 shares, Series B Warrants to purchase up to 70% of the shares of common stock, or 3,818,185 shares, and Series C Warrants to purchase up to 28% of the common stock, or 1,527,273 shares. The Series A Warrants and the Series C Warrants have an exercise price of $1.12 per share, subject to adjustment, and expire five years after their issuance. The Series B Warrants have an exercise price $0.935 per share, subject to adjustment, and expire 150 days after their issuance. The Series C Warrants are only exercisable to the extent that the Series B Warrants are exercised and only in the same percentage that the Series B Warrants are exercised. At March 31, 2011, 1,497,328 of the Series B Warrants were exercised resulting in 598,931 of the Series C Warrants becoming exercisable. The Series A Warrants and Series C Warrants contain additional anti-dilution provisions such that, subject to customary exceptions, in the event of an issuance or deemed issuance by the Company of common stock or securities convertible into common stock at a price per share less than the then applicable exercise price, the then applicable exercise price will be reduced to the new issuance price. The Company determined that these warrants should be classified as liabilities in accordance with Financial Accounting Standards Board Accounting Standards Codification 815-40-15-5 (“ ASC 815 “), “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”, because the warrants in question contain exercise price reset features that require the exercise price of the warrants be adjusted if the Company issues certain other equity related instruments at a lower price per share. The value of the warrant liability was determined based on the Monte-Carlo Simulation model at the date the warrants were issued. The warrant liability was then revalued at each quarter ended March 31, June 30, September 30 and December 31, 2011 and 2012. The Series B Warrants do not contain exercise reset provisions. However, the Series B Warrants required the Company to deliver registered shares of common stock and if the Company was not in a position to do so when the shares are exercised, it is assumed they would have to settle the shares in cash. As a result, the Series B Warrants were recorded as a liability in accordance with ASC 815 and recorded at fair value on the date of issuance using a Black-Scholes option pricing model. The warrant liability initially recorded on January 13, 2011 for all three series of warrants was $3,204,197. During the three months ended March 31, 2011, 1,497,328 of the Series B Warrants were exercised for $1,400,001, resulting in 1,497,528 common shares being issued. The Company determined the fair value of the warrants exercised on the date of exercise and adjusted the related warrant liability accordingly, resulting in a gain of $188,509. The adjusted fair value of the Series B Warrants exercised of $211,569 was reclassified into additional paid-in capital. During the three months ended June 30, 2011, the remainder of the Series B Warrants was exercised for $2,171,801, resulting in 2,320,857 shares being issued. The Company determined the fair value of the warrants exercised on the date of exercise and adjusted the related warrant liability accordingly, resulting in a gain of $272,077. The adjusted fair value of the Series B Warrants exercised of $273,898 was reclassified into additional paid-in capital. For the year ended December 31, 2011 there was a gain recognized from the revaluation of the warrant liability of $1,457,639. At December 31, 2012, the Series A Warrants and the Series C Warrants exercise price of $1.12 per share was reduced to $0.675 per share due to a new issuance price, net of commissions, from a private offering of common stock and warrants to accredited investors during the three months ended December 31, 2012 and pursuant to their exercise price reset provision. For the year ended December 31, 2012 there was a gain recognized from the revaluation of the warrant liability of $495,338.

On April 20, 2011, the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $4,615,300. The Company accepted subscriptions, in the aggregate, for 4,120,803 shares of common stock, one year warrants to purchase 2,060,402 shares of common stock, and five year warrants to purchase 2,060,402 shares of common stock. Investors received one year warrants and five year warrants, in each case, to purchase up to 50% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.25 per share. The purchase price for each share of common stock together with the warrants was $1.12. The Company used the proceeds, after deducting offering expenses of approximately $25,000, for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company issued five year warrants to purchase 649,518 shares of common stock with an exercise price of $1.12 to Network 1 Financial Securities, Inc., which represents 20% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc.

During the three months ended December 31, 2011, the Company completed a private offering of common stock in its Pure-ific Corporation subsidiary and warrants to accredited investors for gross proceeds of $500,000. The Company sold 666,666 Units in its Pure-ific Corporation subsidiary which totaled a 33 percent ownership in the subsidiary as of December 31, 2011 and 500,000 warrants to purchase 500,000 shares of the Company at an exercise price of $1.25 per share with a five year term. Since at the time of the sale and as of December 31, 2012 and 2011, the carrying value of the net assets in Pure-ific Corporation was $0 and the Company has legal rights to retain the proceeds from the offering, no value was ascribed to the non-controlling interest in the subsidiary. Also, since the Company maintains a controlling interest in Pure-ific Corporation, the sale was accounted for as an equity transaction. The Company intends to use the proceeds, after deducting offering expenses of approximately $56,500, to spin-off Pure-ific Corporation as a new publicly traded Company. Network 1 Financial Securities, Inc. served as placement agent for the offering.

During the three months ended June 30, 2012 the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $2,077,796. The Company accepted subscriptions, in the aggregate, for 1,855,176 shares of common stock, and five year warrants to purchase 1,855,176 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.25 per share. The purchase price for each share of common stock together with the warrants was $1.12. The Company used the proceeds for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company issued five year fully vested warrants to purchase 371,035 shares of common stock with an exercise price of $1.12 to Network 1 Financial Securities, Inc., which represents 20% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc. During the three months ended December 31, 2012 the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $2,379,365. The Company accepted subscriptions, in the aggregate, for 3,172,486 shares of common stock, and five year warrants to purchase 3,172,486 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.00 per share. The purchase price for each share of common stock together with the warrants was $0.75. The Company used the proceeds for working capital and other general corporate purposes. Network 1 Financial Securities, Inc. served as placement agent for the offering. In connection with the offering, the Company paid $279,317 and issued five year fully vested warrants to purchase 317,249 shares of common stock with an exercise price of $1.00 to Network 1 Financial Securities, Inc., which represents 10% of the total number of shares of common stock sold to investors solicited by Network 1 Financial Securities, Inc. During the three months ended December 31, 2012 the Company completed a private offering of common stock and warrants to accredited investors for gross proceeds of $710,000. The Company accepted subscriptions, in the aggregate, for 946,666 shares of common stock, and five year warrants to purchase 946,666 shares of common stock. Investors received five year fully vested warrants to purchase up to 100% of the number of shares purchased by the investors in the offering. The warrants have an exercise price of $1.00 per share. The purchase price for each share of common stock together with the warrants was $0.75. The Company used the proceeds for working capital and other general corporate purposes. Maxim Group LLC served as placement agent for the offering. In connection with the offering, the Company paid $97,300 and issued five year fully vested warrants to purchase 94,667 shares of common stock with an exercise price of $1.00 to Maxim Group LLC, which represents 10% of the total number of shares of common stock sold to investors solicited by Maxim Group LLC.

(g) Pursuant to a Standby Equity Distribution Agreement (“SEDA”) dated July 28, 2004 between the Company and Cornell Capital Partners, L.P. (“Cornell”), the Company could, at its discretion, issue shares of common stock to Cornell at any time until June 28, 2006. As of December 31, 2006 there were no shares issued pursuant to the SEDA. The facility is subject to having in effect a registration statement covering the shares. A registration statement covering 2,023,552 shares was declared effective by the Securities and Exchange Commission on November 16, 2004. The maximum aggregate amount of the equity placements pursuant to the SEDA was $20 million, and the Company could draw down up to $1 million per month. Pursuant to the SEDA, on July 28, 2004, the Company issued 190,084 shares of common stock to Cornell and 7,920 shares of common stock to Newbridge Securities Corporation as commitment shares. These 198,004 shares had a FMV of $310,866 on July 28, 2004 which was being amortized over the term of the commitment period which was one year from the date of registration. The full amount was amortized as of December 31, 2006.

(h) The Company issued 175,000 warrants each month from March 2005 to November 2005, resulting in total warrants of 1,575,000, to Gryffindor Capital Partners I, L.L.C. pursuant to the terms of the Second Amended and Restated Note dated November 26, 2004. Total interest costs charged to operations were $985,010.

(i) In March 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 10,583,324 units (the “Units”), at purchase price of $0.75 per Unit, each Unit consisting of one share of 8% convertible preferred stock, par value $.001 per share (the “8% Convertible Preferred Stock”) and a warrant to purchase one-half share of common stock, par value $.001 per share, totaling 5,291,654 warrants with an exercise price of $1.00 per share of common stock, for an aggregate amount of gross proceeds of $7,937,449. The Company paid $1,054,318, and issued 1,058,333 shares of common stock at a fair market value of $1,407,583 to Maxim Group, LLC as a placement agent for this transaction. The cash costs have been offset against the proceeds received, which are for general corporate purposes.

At the option of the holder, each share of preferred stock is convertible at any time into one share of common stock. At the option of the Company, but only after such time that the volume-weighted average price of common stock exceeds $2.25 and the average daily trading volume exceeds 150,000 shares for 30 consecutive days, the Company may convert all or a portion of the outstanding preferred stock into common stock. At the option of the Company, but only after such time that the volume-weighted average price of common stock exceeds $2.25 and the average daily trading volume exceeds 150,000 shares for 30 consecutive days, the Company may redeem all or a portion of the outstanding preferred stock at the original issue price of $0.75 per share, plus all accrued and unpaid dividends. Prior to redemption, the holders of the preferred stock can elect to convert to common stock. Upon voluntary or involuntary liquidation, winding-up or dissolution of the Company, the holders of preferred stock will be entitled to receive out of the assets of the Company, cash in an amount equal to the original issue price of $0.75 per share plus all accrued or unpaid dividends prior to any payments made to common shareholders.

In April 2010, the Company completed a private placement transaction with accredited investors pursuant to which the Company sold a total of 2,700,000 units (the “Units”), at purchase price of $0.75 per Unit, each Unit consisting of one share of 8% convertible preferred stock, par value $.001 per share (the “8% Convertible Preferred Stock”) and a warrant to purchase one-half share of common stock, par value $.001 per share, totaling 1,350,000 warrants with an exercise price of $1.00 per share of common stock, for an aggregate amount of gross proceeds of $2,025,000. The proceeds received are for general corporate purposes.

The Company determined that these warrants issued in March and April, 2010 should be classified as liabilities in accordance ASC 815 because the warrants in question contain exercise price reset features that require the exercise price of the warrants be adjusted if the Company issues certain other equity related instruments at a lower price per share.

The preferred stock was determined to have characteristics more akin to equity than debt. As a result, the conversion option was determined to be clearly and closely related to the preferred stock and therefore does not need to be bifurcated and classified as a liability. The proceeds received from the issuance of the preferred stock were first allocated to the fair value of the warrants with the remainder allocated to the preferred stock. The fair value of the preferred stock if converted on the date of issuance was greater than the value allocated to the preferred stock. As a result, a beneficial conversion amount was recorded upon issuance. The fair value of the warrants recorded from the March 2010 issuance was $3,651,241 resulting in a beneficial conversion amount of $4,286,208. The beneficial conversion and the amount allocated to the warrants have been recorded as a deemed dividend as of March 31, 2010 and are included in dividends on preferred stock on the consolidated statements of operations. The fair value of the warrants recorded from the April 2010 issuance was $1,039,500 resulting in a beneficial conversion amount of $985,000. The beneficial conversion and the amount allocated to the warrants have been recorded as a deemed dividend as of June 30, 2010 and are included in dividends on preferred stock on the consolidated statements of operations.

The value of the warrant liability was determined based on the Monte-Carlo Simulation model at the date the warrants were issued. The warrant liability is then revalued at each subsequent quarter. The warrant liability was initially recorded on March 11, 2010 for $3,651,241 which is the value of the warrants issued on that date based on the Monte-Carlo Simulation model. The warrant liability was then revalued at each quarter ended March 31, June 30, September 30 and December 31, 2010, 2011 and 2012. On April 27, 2010 an additional warrant liability was recorded for $1,039,500 which is the value of warrants issued on that date based on the Monte-Carlo Simulation model. In November 2010, 901,664 of the warrants included in the warrant liability were exercised. The Company determined the fair value of the warrants exercised on the date of exercise and adjusted the related warranty liability to this amount. The adjusted fair value of the warrants exercised of $197,700 was reclassified into additional paid-in capital. For the year ended December 31, 2010 there was a gain recognized from the revaluation the warranty liability of $2,139,645. For the year ended December 31, 2011 there was a gain recognized from the revaluation of the warrant liability of $546,999. For the year ended December 31, 2012 there was a gain recognized from the revaluation of the warrant liability of $1,272,580.

Dividends on the 8% Convertible Preferred Stock accrue at an annual rate of 8% of the original issue price and are payable in either cash or common stock. If the dividend is paid in common stock, the number of shares of common stock will equal the quotient of the amount of cash dividends divided by the market price of the stock on the dividend payment date. The dividends are payable quarterly on the 15 th day after the quarter-end. The Company anticipates paying the dividends in common stock. The Company has a deficit and, as a result, the dividends will be recorded against additional paid-in capital. At March 31, 2010, the Company recognized dividends of $34,794 which are included in dividends on preferred stock on the consolidated statement of operations. In April 2010, the Company issued 40,478 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of April 15, 2010. At June 30, 2010, the Company recognized dividends of $219,391 which are included in dividends on preferred stock on the consolidated statement of operations. In July 2010, the Company issued 179,991 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of July 15, 2010. At September 30, 2010, the Company recognized dividends of $111,484 which are included in dividends on preferred stock on the consolidated statement of operations. In October 2010, the Company issued 118,384 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of October 15, 2010. At December 31, 2010, the Company recognized dividends of $79,748 which are included in dividends on preferred stock on the consolidated statement of operations. In January 2011, the Company issued 82,169 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of January 15, 2011. At March 31, 2011, the Company recognized dividends of $69,934 which are included in dividends on preferred stock on the consolidated statement of operations. In April 2011, the Company issued 67,991 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of April 15, 2011. At June 30, 2011, the Company recognized dividends of $64,224 which are included in dividends on preferred stock on the condensed consolidated statement of operations. In July 2011, the Company issued 63,043 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of July 15, 2011. At September 30, 2011, the Company recognized dividends of $59,465 which are included in dividends on preferred stock on the condensed consolidated statement of operations. In October 2011, the Company issued 64,273 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of October 15, 2011. At December 31, 2011, the Company recognized dividends of $53,385 which are included in dividends on preferred stock on the condensed consolidated statement of operations. In January 2012, the Company issued 64,183 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of January 15, 2012. At March 31, 2012, the Company recognized dividends of $50,631 which are included in dividends on preferred stock on the consolidated statement of operations. In April 2012, the Company issued 58,490 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of April 16, 2012. At June 30, 2012, the Company recognized dividends of $51,194 which are included in dividends on preferred stock on the consolidated statement of operations. In July 2012, the Company issued 61,424 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of July 16, 2012. At September 30, 2012, the Company recognized dividends of $43,884 which are included in dividends on preferred stock on the consolidated statement of operations. In October 2012, the Company issued 69,222 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of October 15, 2012. At December 31, 2012, the Company recognized dividends of $37,478 which are included in dividends on preferred stock on the consolidated statement of operations. In January 2013, the Company issued 61,022 shares of common stock in dividends on preferred stock in lieu of cash dividends due as of January 15, 2013.

During the three months ended September 30, 2010 there were 5,836,661 shares of the Company’s preferred stock that converted into 5,836,661 shares of the Company’s common stock. During the three months ended December 31, 2010 there were 2,056,665 shares of the Company’s preferred stock that converted into 2,056,665 shares of the Company’s common stock. During the three months ended March 31, 2011 there were 500,001 shares of the Company’s redeemable preferred stock that converted into 499,999 shares of the Company’s common stock. During the three months ended June 30, 2011 there were 671,665 shares of the Company’s redeemable preferred stock that converted into 671,665 shares of the Company’s common stock. During the three months ended September 30, 2011 there were 370,000 shares of the Company’s redeemable preferred stock that converted into 370,000 shares of the Company’s common stock. During the three months ended December 31, 2011 there were 316,667 shares of the Company’s redeemable preferred stock that converted into 316,667 shares of the Company’s common stock. During the three months ended March 31, 2012 there were 100,000 shares of the Company’s redeemable preferred stock that converted into 100,000 shares of the Company’s common stock. During the three months ended September 30, 2012 there were 490,000 shares of the Company’s redeemable preferred stock that converted into 490,000 shares of the Company’s common stock. During the three months ended December 31, 2012 there were 463,480 shares of the Company’s redeemable preferred stock that converted into 463,480 shares of the Company’s common stock.